FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Member] | At fair value [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	$ 95,452	$ 26,025
Short-term mutual funds [Member] | At fair value [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	95,452	26,025
Other financial assets, current | At fair value [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	21,878	17,988
Fair value interest rate derivatives [Member] | At fair value [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	8,816
Fair value of fuel derivatives [Member] | At fair value [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	12,594	17,641
Fair value of foreign currency derivatives [Member] | At fair value [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	191
Private investment funds [Member] | At fair value [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	277	347
Other financial liabilities, current [Member] | At fair value [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current		5,671
Fair value of interest rate derivatives [Member] | At fair value [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current		2,734
Currency derivative not registered as hedge accounting [Member] | At fair value [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current		2,937
Level 1 of fair value hierarchy [Member] | Cash and Cash Equivalents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	95,452	26,025
Level 1 of fair value hierarchy [Member] | Short-term mutual funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	95,452	26,025
Level 1 of fair value hierarchy [Member] | Other financial assets, current
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	277	347
Level 1 of fair value hierarchy [Member] | Fair value interest rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 1 of fair value hierarchy [Member] | Fair value of fuel derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 1 of fair value hierarchy [Member] | Fair value of foreign currency derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 1 of fair value hierarchy [Member] | Private investment funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	277	347
Level 1 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 1 of fair value hierarchy [Member] | Fair value of interest rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 1 of fair value hierarchy [Member] | Currency derivative not registered as hedge accounting [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 2 of fair value hierarchy [Member] | Cash and Cash Equivalents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 2 of fair value hierarchy [Member] | Short-term mutual funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 2 of fair value hierarchy [Member] | Other financial assets, current
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	21,601	17,641
Level 2 of fair value hierarchy [Member] | Fair value interest rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	8,816
Level 2 of fair value hierarchy [Member] | Fair value of fuel derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	12,594	17,641
Level 2 of fair value hierarchy [Member] | Fair value of foreign currency derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	191
Level 2 of fair value hierarchy [Member] | Private investment funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 2 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current		5,671
Level 2 of fair value hierarchy [Member] | Fair value of interest rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current		2,734
Level 2 of fair value hierarchy [Member] | Currency derivative not registered as hedge accounting [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current		2,937
Level 3 of fair value hierarchy [Member] | Cash and Cash Equivalents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 3 of fair value hierarchy [Member] | Short-term mutual funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 3 of fair value hierarchy [Member] | Other financial assets, current
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [Member] | Fair value interest rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [Member] | Fair value of fuel derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [Member] | Fair value of foreign currency derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [Member] | Private investment funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 3 of fair value hierarchy [Member] | Fair value of interest rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 3 of fair value hierarchy [Member] | Currency derivative not registered as hedge accounting [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current